UNITED STATES
       SECURITIES AND EXCHANGE COMMISSION
            WASHINGTON, DC  20549

               FORM 13F

          FORM 13F COVER PAGE
REPORT FOR THE CALENDAR YEAR OR QUARTER END: MARCH 30, 2004

CHECK HERE IF AMENDMENT { };  AMENDMENT NUMBER:
THIS AMENDMENT (CHECK ONLY ONE);  { } IS A RESTATEMENT
                                  { } ADDS NEW ENDINGS ENTRIES

INSTITUTIONAL INVENSTMENT MANAGER FILING THIS REPORT

NAME:          SECURITY CAPITAL RESEARCH & MANAGEMENT INCORPORATED
ADDRESS:       10 SOUTH DEARBORN STREET, SUITE 1400
               CHICAGO, ILLINOIS 60603
13F FILE NUMBER:     028-07312

THE  INSTITUTIONAL INVESTMENT  MANAGER FILING THIS REPORT
AND THE PERSON BY WHOM IT IS SIGNED HEREBY  REPRESENT THAT
THE PERSON SIGNING THE REPORT IS AUTHORIZED TO SUBMIT IT ,
THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND
COMPLETE , AND  THAT  IT IS  UNDERSTOOD THAT ALL  REQUIRED
ITEMS ,  STATEMENTS ,  SCHEDULES , LISTS  AND  TABLES  ARE
CONSIDERED INTEGRAL PARTS OF THIS FORM

THE PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:          MICHAEL J. HELLER
TITLE:         CONTROLLER
PHONE:            (312)385 8320
SIGNATURE, PLACE, AND DATE OF SIGNING:
MICHAEL J. HELLER    CHICAGO, ILLINOIS 60603   JANUARY 06, 2006

REPORT TYPE (CHECK ONLY ONE):

{ }      13F HOLDINGS REPORT

{X}      13F NOTICE

{ }      13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:

FORM 13F FILE NUMBER    NAME
	28-732        BANK ONE CORPORATION